Investment Strategy - BNY Mellon Midcap Value Fund	Oct. 30, 2026
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective December 31, 2026 (the "Effective Date"), the following information will supersede and replace the information in the first paragraph in the sections "Principal Investment Strategy" in the summary prospectus "Fund Summary – Principal Investment Strategy" in the prospectus:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of mid-cap companies that the fund considers to be value companies. The fund currently considers mid-cap companies to be those companies with market capitalizations within the market capitalization range of companies comprising the Russell Midcap® Value Index. The fund considers value companies to be a company included in at least one of the Russell 3000 Value Index, the S&P Composite 1500 Value Index, or the MSCI ACWI Value Index, or a company that has a price-to-book ratio that is lower than that of the S&P 500 Index. Newton Investment Management North America, LLC, the fund's sub-adviser, identifies potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: relative value, business health, and business momentum.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund considers value companies to be a company included in at least one of the Russell 3000 Value Index, the S&P Composite 1500 Value Index, or the MSCI ACWI Value Index, or a company that has a price-to-book ratio that is lower than that of the S&P 500 Index. Newton Investment Management North America, LLC, the fund's sub-adviser, identifies potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: relative value, business health, and business momentum.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The fund currently considers mid-cap companies to be those companies with market capitalizations within the market capitalization range of companies comprising the Russell Midcap® Value Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	To pursue its goal, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of mid-cap companies that the fund considers to be value companies.